Investments, Available for Sale - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Securities Available-for-Sale USD ($)	Mar. 31, 2011 Securities Available-for-Sale INR	Mar. 31, 2010 Securities Available-for-Sale INR	Mar. 31, 2009 Securities Available-for-Sale INR
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible for placement towards the Bank's statutory liquidity ratio requirements						579,017.2	469,761.3
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)					12,027.3	535,694.2	384,318.2
Other than temporary impairment losses on available for sale securities	$ 4.2	186.7	445.5	112.4	$ 4.2	186.7	445.5	112.4